Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	326,750
Proposed Maximum Offering Price per Unit | $ / shares	2.89
Maximum Aggregate Offering Price	$ 944,308
Fee Rate	0.01381%
Amount of Registration Fee	$ 131
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Capital Market on October 13, 2025.Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Represents the resale of (i) 39,573 shares of our common stock issuable upon exercise of the warrants issued in connection with a private placement in June 2024, (ii) 57,687 shares of our common stock issuable upon exercise of the warrants issued in connection with a private placement in December 2024, (iii) 118,243 shares of our common stock issuable upon exercise of the Series A warrants issued in connection with the private placement in June 2025, (iv) 59,119 shares of our common stock issuable upon exercise of the Series B warrants issued in connection with a private placement in June 2025 and (v) 52,128 shares of our common stock issuable upon exercise of the warrants.